Prepaid Expenses and Other Current Assets, Net (Tables)	6 Months Ended
Jun. 30, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets, Net	Prepayments and other current assets, net consisted of the following:
	December 31,	June 30,
	2023	2024

Advances to suppliers	$58,814	$63,962
Value-added tax (“VAT”) receivables	2,985	2,556
Prepaid financing expense (1)	1,442	1,139
Others	894	2,041
Prepaid expenses and other current assets	64,135	69,698
Allowance for credit losses	(172)	(134)
Prepaid expenses and other current assets, net	$63,963	$69,564
(1)	It represented prepaid financing expense related to issuance of GEM Warrants (See Note 10).

Schedule of Allowance of Credit Losses	The movement of allowance for credit losses for the six months ended June 30, 2023 and 2024 were as following:
	For the six months ended June 30,
	2023	2024
Balance at the beginning of the period	$177	$172
Foreign currency translation	(9)	(38)
Balance at the end of the period	$168	$134